UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

_____________________

FORM N-Q

_____________________

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01597

STEWARD FUNDS, INC.

(Exact name of registrant as specified in charter)

_____________________

3700 W. SAM HOUSTON PARKWAY SOUTH, SUITE 250

HOUSTON, TX 77042

(Address of principal executive offices) (Zip Code)

Citi Fund Services Ohio, Inc.

3435 Stelzer Road

Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800-262-6631)

Date of fiscal year end: April 30

Date of reporting period: July 31, 2013

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2013 (Unaudited)

STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
COMMON STOCKS (99.4%)
AEROSPACE & DEFENSE (2.6%)
General Dynamics Corp.	5,350	$456,569
Honeywell International, Inc.	6,860	569,243
L-3 Communications Holdings, Inc.	5,180	482,517
Lockheed Martin Corp.	2,640	317,117
Northrop Grumman Corp.	5,620	517,377
Precision Castparts Corp.	1,142	253,204
Raytheon Co.	5,340	383,625
Rockwell Collins, Inc.	1,400	99,638
The Boeing Co.	10,498	1,103,340
United Technologies Corp.	7,200	760,104
		4,942,734

AIR FREIGHT & LOGISTICS (0.6%)
C.H. Robinson Worldwide, Inc.	1,310	78,102
Expeditors International of Washington, Inc.	1,520	61,287
FedEx Corp.	3,700	392,200
United Parcel Service, Inc., Class B	6,570	570,276
		1,101,865

AIRLINES (0.5%)
Southwest Airlines Co.	62,840	869,077

AUTO COMPONENTS (1.1%)
BorgWarner, Inc.(a)	4,470	426,572
Delphi Automotive PLC	11,950	641,954
Goodyear Tire & Rubber Co.(a)	22,510	416,435
Johnson Controls, Inc.	13,790	554,496
		2,039,457

AUTOMOBILES (0.7%)
Ford Motor Co.	60,560	1,022,253
General Motors Co.(a)	5,270	189,035
Harley-Davidson, Inc.	1,750	99,347
		1,310,635

BEVERAGES (1.7%)
Coca-Cola Co.	34,020	1,363,522
Dr Pepper Snapple Group, Inc.	6,490	303,343
Monster Beverage Corp.(a)	5,490	334,835
PepsiCo, Inc.	14,121	1,179,668
		3,181,368

BIOTECHNOLOGY (3.3%)
Alexion Pharmaceuticals, Inc.(a)	5,840	678,783
Amgen, Inc.	9,390	1,016,843
Biogen Idec, Inc.(a)	3,176	692,781
Celgene Corp.(a)	7,790	1,144,040
Coca-Cola Enterprises, Inc.	4,510	169,305
Gilead Sciences, Inc.(a)	23,670	1,454,522
PerkinElmer, Inc.	8,870	302,378
Regeneron Pharmaceuticals, Inc.(a)	3,345	903,351
		6,362,003

BUILDING PRODUCTS (0.1%)
Masco Corp.	10,350	212,382

CAPITAL MARKETS (2.7%)
Ameriprise Financial, Inc.	6,366	566,574
Bank of New York Mellon Corp.	10,501	330,256
BlackRock, Inc.	944	266,170
Charles Schwab Corp.	8,460	186,881
E*TRADE Financial Corp.(a)	31,388	467,681
Franklin Resources, Inc.	9,990	488,311
Goldman Sachs Group, Inc.	5,440	892,323
Legg Mason, Inc.	11,810	406,146
Morgan Stanley	22,700	617,667
Northern Trust Corp.	2,190	128,203
State Street Corp.	7,207	502,112
T. Rowe Price Group, Inc.	4,640	349,114
		5,201,438

CHEMICALS (2.2%)
Air Products & Chemicals, Inc.	1,880	204,243
Airgas, Inc.	680	70,183
CF Industries Holdings, Inc.	1,896	371,635
Dow Chemical Co.	13,630	477,595
E.I. du Pont de Nemours & Co.	8,210	473,635
Ecolab, Inc.	4,880	449,643
FMC Corp.	3,530	233,545
International Flavors & Fragrances, Inc.	910	73,419
Lyondellbasell Industries NV, Class A	5,330	366,224
Monsanto Co.	4,550	449,449
PPG Industries, Inc.	2,670	428,375
Praxair, Inc.	2,790	335,274
The Mosaic Co.	5,700	234,213
		4,167,433

COMMERCIAL BANKS (3.4%)
BB&T Corp.	11,260	401,869
Comerica, Inc.	1,430	60,832
Fifth Third Bancorp	20,900	401,907
Huntington Bancshares, Inc.	77,920	666,216
KeyCorp	13,730	168,742
M&T Bank Corp.	900	105,174
PNC Financial Services Group, Inc.	8,104	616,309
Regions Financial Corp.	16,022	160,380
SunTrust Banks, Inc.	15,980	555,944
U.S. Bancorp	24,580	917,326
Wells Fargo & Co.	42,968	1,869,108
Zions Bancorp	18,470	547,451
		6,471,258

COMMERCIAL SERVICES & SUPPLIES (2.2%)
Avery Dennison Corp.	4,030	180,262
Cintas Corp.	5,460	259,404
Equifax, Inc.	3,730	235,848
Iron Mountain, Inc.	1,767	49,123
Leucadia National Corp.	15,870	425,792
Moody's Corp.	6,770	458,803
Pitney Bowes, Inc.	12,930	213,474
Republic Services, Inc., Class A	3,796	128,722
Robert Half International, Inc.	1,250	46,550
SAIC, Inc.	28,540	436,377
Stericycle, Inc.(a)	2,270	263,184
The Adt Corp.	1,835	73,547
The Dun & Bradstreet Corp.	420	43,525
Total System Services, Inc.	2,941	80,613
Visa, Inc., Class A	6,539	1,157,468
Waste Management, Inc.	4,570	192,077
		4,244,769

COMMUNICATIONS EQUIPMENT (1.3%)
Cisco Systems, Inc.	42,470	1,085,108
F5 Networks, Inc.(a)	490	43,002
Harris Corp.	810	46,227
JDS Uniphase Corp.(a)	1,900	27,873
Juniper Networks, Inc.(a)	4,170	90,364
Motorola Solutions, Inc.	2,411	132,195
QUALCOMM, Inc.	17,090	1,103,160
		2,527,929

COMPUTERS & PERIPHERALS (4.5%)
Apple Computer, Inc.	7,928	3,587,420
Dell, Inc.	53,570	678,732
EMC Corp.	16,770	438,535
Hewlett-Packard Co.	15,120	388,282
International Business Machines Corp.	8,119	1,583,530
NetApp, Inc.	2,800	115,136

See notes to Schedule of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2013 (Unaudited)

STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
SanDisk Corp.(a)	1,910	$105,279
Seagate Technology PLC	20,650	844,792
Teradata Corp.(a)	1,310	77,447
Western Digital Corp.	10,450	672,771
		8,491,924

CONSTRUCTION & ENGINEERING (0.4%)
Fluor Corp.	5,830	364,725
Quanta Services, Inc.(a)	11,340	304,025
		668,750

CONSTRUCTION MATERIALS (0.0%)
Vulcan Materials Co.	843	39,773

CONSUMER FINANCE (1.8%)
American Express Co.	10,900	804,093
Capital One Financial Corp.	8,688	599,646
Discover Financial Services	16,470	815,430
SLM Corp.	48,120	1,189,045
		3,408,214

CONTAINERS & PACKAGING (0.2%)
Ball Corp.	5,750	257,542
Bemis Co., Inc.	1,810	74,554
Owens-Illinois, Inc.(a)	1,790	53,253
Sealed Air Corp.	2,120	57,749
		443,098

DISTRIBUTORS (0.1%)
Genuine Parts Co.	1,350	110,687

DIVERSIFIED CONSUMER SERVICES (0.1%)
H&R Block, Inc.	3,030	95,233

DIVERSIFIED FINANCIAL SERVICES (4.1%)
Bank of America Corp.	131,549	1,920,615
Citigroup, Inc.	31,360	1,635,110
CME Group, Inc.	5,795	428,714
IntercontinentalExchange, Inc.(a)	570	103,997
Invesco Ltd.	4,220	135,842
JP Morgan Chase & Co.	35,704	1,989,784
MasterCard, Inc., Class A	1,170	714,414
NYSE Euronext	10,930	460,809
The NASDAQ OMX Group, Inc.	13,280	430,272
		7,819,557

DIVERSIFIED TELECOMMUNICATION SERVICES (1.7%)
AT&T, Inc.	45,627	1,609,264
CenturyLink, Inc.	6,524	233,885
Frontier Communications Corp.	33,060	144,142
Verizon Communications, Inc.	24,550	1,214,734
Windstream Corp.	7,334	61,239
		3,263,264

ELECTRIC UTILITIES (1.7%)
American Electric Power Co., Inc.	5,770	267,440
Duke Energy Corp.	6,804	483,084
Edison International	3,600	179,460
Entergy Corp.	3,680	248,400
Exelon Corp.	10,829	331,259
FirstEnergy Corp.	6,299	239,803
NextEra Energy, Inc.	4,410	381,950
Northeast Utilities	2,840	126,124
Pepco Holdings, Inc.	15,060	309,483
Pinnacle West Capital Corp.	1,410	83,049
PPL Corp.	8,720	277,034
Southern Co.	8,170	366,343
		3,293,429

ELECTRICAL EQUIPMENT (0.4%)
Eaton Corp. PLC	3,890	268,216
Emerson Electric Co.	6,060	371,902
Rockwell Automation, Inc.	1,130	109,440
Roper Industries, Inc.	810	102,028
		851,586

ELECTRONIC EQUIPMENT & INSTRUMENTS (1.3%)
Agilent Technologies, Inc.	14,430	645,454
Amphenol Corp., Class A	4,720	370,803
Corning, Inc.	32,240	489,726
FLIR Systems, Inc.	1,140	37,016
Jabil Circuit, Inc.	23,060	530,149
Molex, Inc.	1,180	35,199
TE Connectivity Ltd.	3,550	181,192
Waters Corp.(a)	1,090	110,025
		2,399,564

ENERGY EQUIPMENT & SERVICES (1.5%)
Baker Hughes, Inc.	7,789	369,432
Cameron International Corp.(a)	1,770	104,961
Diamond Offshore Drilling, Inc.	440	29,674
Ensco PLC, Class A	3,480	199,543
First Solar, Inc.(a)	430	21,173
FMC Technologies, Inc.(a)	1,760	93,808
Halliburton Co.	7,300	329,887
Helmerich & Payne, Inc.	660	41,712
Nabors Industries Ltd.	28,650	440,923
National-Oilwell Varco, Inc.	3,146	220,755
Rowan Cos., Inc., Class A(a)	4,950	170,033
Schlumberger Ltd.	10,229	831,925
		2,853,826

FOOD & STAPLES RETAILING (2.6%)
Costco Wholesale Corp.	3,780	443,356
CVS Corp.	14,815	910,974
Safeway, Inc.	27,750	715,672
SYSCO Corp.	10,310	355,798
The Kroger Co.	15,310	601,224
Walgreen Co.	14,040	705,510
Wal-Mart Stores, Inc.	13,240	1,031,926
Whole Foods Market, Inc.	2,720	151,178
		4,915,638

FOOD PRODUCTS (2.3%)
Archer-Daniels-Midland Co.	24,460	892,056
Campbell Soup Co.	3,370	157,716
ConAgra Foods, Inc.	5,510	199,517
General Mills, Inc.	7,800	405,600
Hormel Foods Corp.	2,890	122,392
J.M. Smucker Co.	1,270	142,900
Kellogg Co.	3,250	215,280
Kraft Foods, Inc., Class A	5,736	324,543
McCormick & Co., Inc.	1,970	141,072
Mead Johnson Nutrition Co., Class A	1,730	126,013
Mondelez International, Inc., Class A	23,420	732,343
The Hershey Co.	2,020	191,638
Tyson Foods, Inc., Class A	28,570	789,103
Whitewave Foods Co., Class A(a)	—	1
		4,440,174

GAS UTILITIES (0.2%)
AGL Resources, Inc.	2,309	105,729
ONEOK, Inc.	1,920	101,664
QEP Resources, Inc.	1,310	39,942
Spectra Energy Corp.	6,023	216,768
		464,103

HEALTH CARE EQUIPMENT & SUPPLIES (1.7%)
Baxter International, Inc.	5,180	378,347
Becton, Dickinson & Co.	2,720	282,119
Boston Scientific Corp.(a)	17,587	192,050
C.R. Bard, Inc.	1,090	124,914
CareFusion Corp.(a)	3,030	116,867

See notes to Schedule of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2013 (Unaudited)

STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
Covidien PLC	5,050	$311,232
DENTSPLY International, Inc.	1,990	85,331
Edwards Lifesciences Corp.(a)	2,380	169,884
Hospira, Inc.(a)	2,170	88,319
Intuitive Surgical, Inc.(a)	854	331,352
Medtronic, Inc.	10,230	565,105
St. Jude Medical, Inc.	2,700	141,453
Stryker Corp.	3,140	221,244
Varian Medical Systems, Inc.(a)	1,060	76,850
Zimmer Holdings, Inc.	2,000	166,960
		3,252,027

HEALTH CARE PROVIDERS & SERVICES (3.7%)
Aetna, Inc.	11,454	735,003
AmerisourceBergen Corp.	9,360	545,407
Cardinal Health, Inc.	11,960	599,076
CIGNA Corp.	7,390	575,164
DaVita, Inc.(a)	2,770	322,456
Express Scripts Holding Co.(a)	6,681	437,940
Humana, Inc.	8,900	812,214
Laboratory Corp. of America Holdings(a)	1,170	113,186
McKesson Corp.	5,290	648,871
Patterson Cos., Inc.	1,820	74,420
Quest Diagnostics, Inc.	1,840	107,290
UnitedHealth Group, Inc.	12,874	937,871
WellPoint, Inc.	13,740	1,175,594
		7,084,492

HOTELS, RESTAURANTS & LEISURE (1.6%)
Chipotle Mexican Grill, Inc.(a)	231	95,234
Darden Restaurants, Inc.	1,060	51,993
Marriott International, Inc., Class A	2,534	105,338
McDonald's Corp.	8,390	822,891
Starbucks Corp.	6,030	429,577
Starwood Hotels & Resorts Worldwide, Inc.	1,690	111,794
TripAdvisor, Inc.(a)	10,075	755,827
Wyndham Worldwide Corp.	5,460	340,158
YUM! Brands, Inc.	3,650	266,158
		2,978,970

HOUSEHOLD DURABLES (1.6%)
D. R. Horton, Inc.	20,106	404,131
Garmin Ltd.	820	32,866
Harman International Industries, Inc.	4,874	295,023
Jacobs Engineering Group, Inc.(a)	7,090	419,728
Leggett & Platt, Inc.	6,570	206,364
Lennar Corp., Class A	7,120	241,154
Newell Rubbermaid, Inc.	24,010	648,750
Pulte Group, Inc.(a)	10,245	170,374
Snap-on, Inc.	2,900	275,065
Whirlpool Corp.	2,753	368,737
		3,062,192

HOUSEHOLD PRODUCTS (1.6%)
Clorox Co.	2,090	179,615
Colgate-Palmolive Co.	8,820	528,053
Kimberly-Clark Corp.	4,520	446,576
Procter & Gamble Co.	22,491	1,806,027
		2,960,271

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.3%)
NRG Energy, Inc.	18,060	484,369
The AES Corp.	8,240	102,506
		586,875

INDUSTRIAL CONGLOMERATES (0.6%)
3M Co.	6,514	764,939
Textron, Inc.	8,340	228,349
Tyco International Ltd.	4,670	162,563
		1,155,851

INSURANCE (7.3%)
ACE Ltd.	5,830	532,745
AFLAC, Inc.	6,480	399,687
American International Group, Inc.(a)	23,324	1,061,475
Aon PLC	2,770	186,975
Assurant, Inc.	17,990	974,339
Berkshire Hathaway, Inc., Class B(a)	15,930	1,845,809
Chubb Corp.	4,310	372,815
Cincinnati Financial Corp.	1,992	97,608
Genworth Financial, Inc., Class A(a)	102,260	1,328,358
Hartford Financial Services Group, Inc.	27,100	836,306
Lincoln National Corp.	17,866	744,476
Loews Corp.	9,680	440,924
Marsh & McLennan Cos., Inc.	5,410	226,517
MetLife, Inc.	22,510	1,089,934
Principal Financial Group, Inc.	14,420	625,251
Progressive Corp.	6,640	172,706
Prudential Financial, Inc.	3,795	299,691
The Allstate Corp.	13,350	680,583
The Travelers Cos., Inc.	6,560	548,088
Torchmark Corp.	4,375	310,975
Unum Group	21,910	693,232
XL Group PLC	13,780	432,003
		13,900,497

INTERNET & CATALOG RETAIL (0.5%)
Expedia, Inc.	665	31,341
Netflix, Inc.(a)	3,693	901,905
		933,246

INTERNET SOFTWARE & SERVICES (3.0%)
Akamai Technologies, Inc.(a)	5,360	252,992
Amazon.com, Inc.(a)	4,112	1,238,617
Google, Inc., Class A(a)	2,428	2,155,093
Priceline.com, Inc.(a)	968	847,648
Salesforce.com, Inc.(a)	11,760	514,500
VeriSign, Inc.(a)	1,550	74,152
Yahoo!, Inc.(a)	22,990	645,789
		5,728,791

IT SERVICES (1.1%)
Accenture PLC, Class A	5,320	392,669
Automatic Data Processing, Inc.	5,160	371,984
Cerner Corp.(a)	6,000	294,000
Cognizant Technology Solutions Corp., Class A(a)	4,840	350,367
Computer Sciences Corp.	1,280	61,005
Fidelity National Information Services, Inc.	2,836	122,402
Fiserv, Inc.(a)	1,370	131,849
Paychex, Inc.	4,290	169,198
Western Union Co.	6,350	114,046
		2,007,520

LEISURE EQUIPMENT & PRODUCTS (0.1%)
Hasbro, Inc.	880	40,480
Mattel, Inc.	3,320	139,540
		180,020

LIFE SCIENCES TOOLS AND SERVICES (0.2%)
Thermo Fisher Scientific, Inc.	3,660	333,463

MACHINERY (1.7%)
Caterpillar, Inc.	5,180	429,474
Cummins, Inc.	3,020	365,994
Danaher Corp.	5,980	402,693
Deere & Co.	3,152	261,837
Dover Corp.	1,460	125,034
Flowserve Corp.	1,170	66,315
Illinois Tool Works, Inc.	6,260	450,970
Ingersoll-Rand PLC	2,240	136,752
Joy Global, Inc.	530	26,235

See notes to Schedule of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2013 (Unaudited)

STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
PACCAR, Inc.	10,335	$581,550
Pall Corp.	1,110	77,656
Parker Hannifin Corp.	1,095	113,092
Pentair Ltd.	1,740	106,279
Stanley Black & Decker, Inc.	1,232	104,252
Xylem, Inc.	1,490	37,146
		3,285,279

MARINE (0.1%)
Carnival Corp.	3,960	146,639

MEDIA (2.6%)
Cablevision Systems Corp., Class A	2,840	53,080
CBS Corp., Class B	10,730	566,973
DIRECTV(a)	9,900	626,373
Discovery Communications, Inc., Class A(a)	6,440	513,397
Gannett Co., Inc.	3,040	78,310
Interpublic Group of Cos., Inc.	5,480	90,146
McGraw Hill Cos., Inc.	2,580	159,599
News Corp., Class A(a)	3,840	61,171
Omnicom Group, Inc.	3,450	221,732
Scripps Networks Interactive, Class A	8,990	636,222
The Walt Disney Co.	16,150	1,044,097
The Washington Post Co., Class B	707	379,914
Time Warner Cable, Inc.	5,390	614,837
		5,045,851

METALS & MINING (1.0%)
Alcoa, Inc.	55,100	438,045
Allegheny Technologies, Inc.	10,770	296,929
Cliffs Natural Resources, Inc.	14,930	291,284
Freeport-McMoRan Copper & Gold, Inc., Class B	7,428	210,064
Newmont Mining Corp.	3,890	116,700
Nucor Corp.	2,820	131,920
United States Steel Corp.	19,140	332,079
		1,817,021

MULTILINE RETAIL (0.8%)
Dollar General Corp.(a)	2,230	121,914
Family Dollar Stores, Inc.	730	50,195
J.C. Penney Co., Inc.(a)	13,600	198,560
Kohl's Corp.	6,430	340,661
Macy's, Inc.	6,262	302,705
Nordstrom, Inc.	1,240	75,938
Target Corp.	7,180	511,575
		1,601,548

MULTI-UTILITIES (1.5%)
Ameren Corp.	7,940	284,331
CenterPoint Energy, Inc.	6,480	160,834
CMS Energy Corp.	5,180	144,988
Consolidated Edison, Inc.	3,160	189,284
Dominion Resources, Inc.	5,964	353,725
DTE Energy Co.	2,520	178,164
Integrys Energy Group, Inc.	3,048	191,414
NiSource, Inc.	4,460	137,011
PG&E Corp.	4,070	186,772
Public Service Enterprise Group, Inc.	7,016	237,071
SCANA Corp.	2,110	109,530
Sempra Energy	2,620	229,591
TECO Energy, Inc.	4,460	78,808
Wisconsin Energy Corp.	2,190	95,221
Xcel Energy, Inc.	6,470	193,777
		2,770,521

OFFICE ELECTRONICS (0.5%)
Xerox Corp.	91,455	887,114

OIL, GAS & CONSUMABLE FUELS (8.3%)
Anadarko Petroleum Corp.	3,790	335,491
Apache Corp.	5,060	406,065
Cabot Oil & Gas Corp., Class A	1,680	127,377
Chesapeake Energy Corp.	4,330	100,889
Chevron Corp.	16,479	2,074,541
ConocoPhillips	16,959	1,099,961
CONSOL Energy, Inc.	1,730	53,682
Denbury Resources, Inc.(a)	35,320	618,100
Devon Energy Corp.	4,590	252,496
EOG Resources, Inc.	3,990	580,505
EQT Corp.	1,190	102,935
Exxon Mobil Corp.	34,140	3,200,625
Hess Corp.	11,030	821,294
Kinder Morgan, Inc.	5,170	195,219
Marathon Oil Corp.	9,890	359,600
Marathon Petroleum Corp.	2,620	192,125
Murphy Oil Corp.	7,460	505,191
Newfield Exploration Co.(a)	11,930	293,478
Noble Corp.	1,970	75,254
Noble Energy, Inc.	6,220	388,688
Occidental Petroleum Corp.	6,292	560,303
Peabody Energy Corp.	10,970	181,663
Phillips 66	13,059	803,128
Pioneer Natural Resources Co.	2,280	352,853
Range Resources Corp.	1,240	98,084
Southwestern Energy Co.(a)	2,740	106,285
Tesoro Corp.	15,060	856,161
Valero Energy Corp.	20,880	746,878
Williams Cos., Inc.	5,850	199,894
WPX Energy, Inc.(a)	9,903	190,237
		15,879,002

PAPER & FOREST PRODUCTS (0.2%)
International Paper Co.	3,930	189,858
MeadWestvaco Corp.	2,280	84,246
Weyerhaeuser Co.	5,171	146,857
		420,961

PERSONAL PRODUCTS (0.1%)
Avon Products, Inc.	4,100	93,726
The Estee Lauder Cos., Inc., Class A	2,220	145,743
		239,469

PHARMACEUTICALS (2.6%)
Abbott Laboratories	16,280	596,337
AbbVie, Inc.	20,100	914,148
Actavis, Inc.(a)	4,730	635,097
Allergan, Inc.	3,120	284,294
Eli Lilly & Co.	19,120	1,015,463
Forest Laboratories, Inc.(a)	4,120	179,467
Mylan Laboratories, Inc.(a)	22,420	752,415
Perrigo Co.	1,050	130,610
Zoetis, Inc.	12,530	373,519
		4,881,350

REAL ESTATE INVESTMENT TRUST (1.5%)
American Tower Corp.	6,210	439,606
Apartment Investment & Management Co., Class A	1,349	39,634
AvalonBay Communities, Inc.	991	134,122
Boston Properties, Inc.	1,240	132,618
CBRE Group, Inc.(a)	2,400	55,608
Equity Residential	2,740	153,440
HCP, Inc.	4,040	177,235
Health Care REIT, Inc.	5,820	375,332
Host Hotels & Resorts, Inc.	6,283	112,214
Kimco Realty Corp.	4,510	101,700
Macerich Co.	720	44,676
Plum Creek Timber Co., Inc.	1,480	72,194
Prologis, Inc.	3,852	147,763
Public Storage, Inc.	1,217	193,771

See notes to Schedule of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2013 (Unaudited)

STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
Simon Property Group, Inc.	2,655	$424,959
Ventas, Inc.	2,750	180,785
Vornado Realty Trust	1,305	110,677
		2,896,334

ROAD & RAIL (0.8%)
CSX Corp.	9,770	242,394
Kansas City Southern	770	82,967
Norfolk Southern Corp.	2,430	177,779
Ryder System, Inc.	6,400	395,776
Union Pacific Corp.	3,780	599,470
		1,498,386

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.1%)
Advanced Micro Devices, Inc.(a)	6,980	26,315
Altera Corp.	2,230	79,299
Analog Devices, Inc.	2,440	120,438
Applied Materials, Inc.	29,570	482,287
Broadcom Corp., Class A	11,180	308,233
Intel Corp.	50,780	1,183,174
KLA-Tencor Corp.	5,470	320,706
Lam Research Corp.(a)	973	47,891
Linear Technology Corp.	1,970	79,903
LSI Logic Corp.	34,790	270,666
Microchip Technology, Inc.	1,500	59,610
Micron Technology, Inc.(a)	8,800	116,600
NVIDIA Corp.	4,905	70,779
Teradyne, Inc.(a)	22,770	375,477
Texas Instruments, Inc.	9,420	369,264
Xilinx, Inc.	2,220	103,652
		4,014,294

SOFTWARE (2.1%)
Adobe Systems, Inc.(a)	10,064	475,826
Autodesk, Inc.(a)	1,880	66,533
BMC Software, Inc.(a)	1,180	54,244
CA, Inc.	3,690	109,741
Citrix Systems, Inc.(a)	1,370	98,667
Intuit, Inc.	2,400	153,408
Microsoft Corp.	58,400	1,858,872
Oracle Corp.	29,041	939,476
Red Hat, Inc.(a)	1,380	71,443
Symantec Corp.	6,582	175,608
		4,003,818

SPECIALTY RETAIL (3.6%)
Abercrombie & Fitch Co., Class A	520	25,932
AutoNation, Inc.(a)	240	11,496
AutoZone, Inc.(a)	811	363,798
Bed Bath & Beyond, Inc.(a)	1,680	128,470
Best Buy Co., Inc.	12,060	362,885
CarMax, Inc.(a)	1,710	83,858
Dollar Tree, Inc.(a)	1,740	93,351
GameStop Corp., Class A	1,062	52,102
Gap, Inc.	14,100	647,190
Home Depot, Inc.	15,440	1,220,223
L Brands, Inc.	5,470	305,062
Lowe's Cos., Inc.	15,070	671,821
O'Reilly Automotive, Inc.(a)	860	107,724
PETsMart, Inc.	4,100	300,202
Ross Stores, Inc.	4,970	335,326
Staples, Inc.	34,105	580,467
The Sherwin-Williams Co.	2,861	498,300
Tiffany & Co.	870	69,174
TJX Cos., Inc.	11,700	608,868
Urban Outfitters, Inc.(a)	8,180	348,141
		6,814,390

TEXTILES APPAREL & LUXURY GOODS (0.8%)
Coach, Inc.	2,200	116,886
Fossil Group, Inc.(a)	2,130	234,087
NIKE, Inc., Class B	6,070	381,924
PVH Corp.	4,880	643,135
Ralph Lauren Corp.	445	81,017
VF Corp.	772	152,084
		1,609,133

THRIFTS & MORTGAGE FINANCE (0.1%)
Hudson City Bancorp, Inc.	9,730	93,019
People's United Financial, Inc.	12,750	191,250
		284,269

TRADING COMPANIES & DISTRIBUTORS (0.1%)
Fastenal Co.	2,190	107,332
W.W. Grainger, Inc.	494	129,497
		236,829

WIRELESS TELECOMMUNICATION SERVICES (0.3%)
Crown Castle International Corp.(a)	7,060	495,965
Sprint Corp.(a)	7,716	45,987
		541,952
TOTAL COMMON STOCKS		189,229,543

MONEY MARKET FUND (0.6%)
Federated Government Obligations Fund, 0.01%(b)	1,146,201	1,146,201

TOTAL MONEY MARKET FUND		1,146,201
TOTAL INVESTMENTS (COST $138,798,257) 100.0%		190,375,744
OTHER ASSETS IN EXCESS OF LIABILITIES -0.0%		33,260

NET ASSETS 100.0%		$190,409,004

(a)	Represents non-income producing security.
(b)	Variable rate security. Rate shown represents the rate as of July 31, 2013.

PLC—Public Limited Company
REIT—Real Estate Investment Trust

See notes to Schedule of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2013 (Unaudited)

STEWARD INTERNATIONAL ENHANCED INDEX FUND

	Shares	Value
COMMON STOCKS (98.2%)
AEROSPACE & DEFENSE (0.2%)
Embraer SA, Sponsored ADR	7,020	$238,469

AIRLINES (0.4%)
Latam Airlines Group SA, Sponsored ADR	13,270	178,481
Ryanair Holdings PLC, Sponsored ADR	3,740	192,685
		371,166

AUTO COMPONENTS (0.4%)
Magna International, Inc., Class A	4,810	367,773

AUTOMOBILES (3.5%)
Honda Motor Co. Ltd., Sponsored ADR	25,620	951,527
Toyota Motor Corp., Sponsored ADR	20,990	2,558,681
		3,510,208

BEVERAGES (0.9%)
Fomento Economico	8,610	856,609

CAPITAL MARKETS (2.6%)
Credit Suisse Group, Sponsored ADR	19,179	561,561
Deutsche Bank AG, Registered Shares	13,900	625,361
Nomura Holdings, Inc., Sponsored ADR	52,750	401,955
UBS AG, Registered Shares	51,243	1,007,950
		2,596,827

CHEMICALS (1.5%)
Agrium, Inc.	3,090	262,650
Potash Corp. of Saskatchewan, Inc.	14,635	424,415
Sociedad Quimica y Minera de Chile SA, Sponsored ADR	3,710	107,442
Syngenta AG, Sponsored ADR	9,300	735,072
		1,529,579

COMMERCIAL BANKS (18.8%)
Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	75,510	713,569
Banco Bradesco SA, Sponsored ADR	80,933	989,001
Banco de Chile, Sponsored ADR	1,912	164,451
Banco Santander Central Hispano SA, Sponsored ADR	147,710	1,081,237
Banco Santander Chile SA, Sponsored ADR	3,784	85,367
Bank of Montreal	12,450	773,394
Bank of Nova Scotia	19,940	1,124,616
Barclays PLC, Sponsored ADR	37,650	658,122
Canadian Imperial Bank of Commerce	7,700	584,276
Credicorp Ltd.	1,385	164,524
Grupo Financiero Santander Mexico Sab de CV(a)	18,290	263,742
HDFC Bank Ltd., Sponsored ADR	10,590	348,411
HSBC Holdings PLC, Sponsored ADR	53,670	3,045,773
ICICI Bank Ltd., Sponsored ADR	7,170	235,033
Itau Unibanco Banco Multiplo SA, Sponsored ADR	95,070	1,212,143
Lloyds Banking Group PLC, Sponsored ADR(a)	144,605	603,003
Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	198,170	1,238,563
Mizuho Financial Group, Inc., Sponsored ADR	162,700	680,086
National Bank of Greece SA, Sponsored ADR(a)	590	2,095
Royal Bank of Canada	22,330	1,391,382
Royal Bank of Scotland Group PLC, Sponsored ADR(a)	12,398	119,517
Shinhan Financial Group Co. Ltd., Sponsored ADR	18,220	664,483
The Toronto - Dominion Bank	15,580	1,311,524
Westpac Banking Corp., Sponsored ADR	8,745	1,216,604
		18,670,916

COMMUNICATIONS EQUIPMENT (0.9%)
Alcatel-Lucent, Sponsored ADR(a)	26,530	67,386
BlackBerry Ltd.(a)	5,260	46,446
Nokia Oyj, Sponsored ADR(a)	50,720	199,837
Telefonektiebolaget LM Ericsson, Sponsored ADR	46,480	545,210
		858,879

CONSTRUCTION MATERIALS (0.7%)
Cemex SA de CV, Sponsored ADR(a)	40,710	468,572
CRH PLC, Sponsored ADR	10,660	225,033
		693,605

CONSUMER FINANCE (0.3%)
Orix Corp., Sponsored ADR	3,700	275,280

DISTRIBUTORS (0.5%)
CANON, Inc., Sponsored ADR	17,480	539,083

DIVERSIFIED CONSUMER SERVICES (1.2%)
Baidu, Inc., Sponsored ADR(a)	6,830	903,677
Reed Elsevier NV, Sponsored ADR	8,093	309,315
		1,212,992

DIVERSIFIED FINANCIAL SERVICES (2.0%)
Bancolombia SA, Sponsored ADR	2,270	130,412
ING Groep NV, Sponsored ADR(a)	49,960	508,093
KB Financial Group, Inc., Sponsored ADR	15,020	474,932
Sumitomo Mitsui Financial Group, Inc., Sponsored ADR	100,790	927,268
		2,040,705

DIVERSIFIED TELECOMMUNICATION SERVICES (4.6%)
BCE, Inc.	18,285	754,988
BT Group PLC, Sponsored ADR	13,520	699,254
China Unicom Ltd., Sponsored ADR	11,485	168,026
Nippon Telegraph & Telephone Corp., Sponsored ADR	25,800	649,644
Oi SA, Sponsored ADR	10,860	20,091
Orange SA	29,270	288,309
Portugal Telecom SGPS SA, Sponsored ADR	15,030	57,715
PT Telekomunikasi Indonesia, Sponsored ADR	7,350	335,234
Telecom Italia S.p.A., Sponsored ADR	13,160	90,541
Telefonica Brasil SA, Sponsored ADR	9,641	206,992
Telefonica SA, Sponsored ADR(a)	57,490	815,783
TELUS Corp.	15,320	468,945
		4,555,522

ELECTRIC UTILITIES (0.9%)
Companhia Energetica de Minas Gerais, Sponsored ADR	23,480	217,425
CPFL Energia SA, Sponsored ADR	6,060	112,110
Enersis SA, Sponsored ADR	21,560	327,712
Korea Electric Power Corp., Sponsored ADR(a)	16,580	209,405
		866,652

ELECTRICAL EQUIPMENT (0.9%)
ABB Ltd., Sponsored ADR	32,260	711,011
NIDEC Corp., Sponsored ADR	8,380	169,946
		880,957

ELECTRONIC EQUIPMENT & INSTRUMENTS (0.3%)
Kyocera Corp., Sponsored ADR	3,150	320,198

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (0.1%)
LG Display Co. Ltd.(a)	10,580	131,086

ENERGY EQUIPMENT & SERVICES (0.2%)
Tenaris SA, Sponsored ADR	4,410	196,025

FOOD & STAPLES RETAILING (0.9%)
Cencosud SA	17,260	238,015
Companhia Brasileira de Distribuicao Grupo, Sponsored Preferred ADR	4,660	207,882
Delhaize Group, Sponsored ADR	2,320	153,097
Tim Hortons, Inc.	5,190	300,138
		899,132

See notes to Schedule of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2013 (Unaudited)

STEWARD INTERNATIONAL ENHANCED INDEX FUND

	Shares	Value
FOOD PRODUCTS (3.2%)
BRF-Brasil Foods SA, Sponsored ADR	30,680	$657,472
Unilever NV, NY Shares	34,150	1,366,341
Unilever PLC, Sponsored ADR	27,804	1,129,677
		3,153,490

HEALTH CARE EQUIPMENT & SUPPLIES (0.7%)
Qiagen NV(a)	11,690	244,321
Smith & Nephew PLC, Sponsored ADR	7,990	475,006
		719,327

HEALTH CARE PROVIDERS & SERVICES (1.2%)
Catamaran Corp.(a)	3,820	201,696
Fresenius Medical Care AG & Co., Sponsored ADR	11,090	348,891
Shire PLC, Sponsored ADR	5,710	624,389
		1,174,976

HOTELS RESTAURANTS & LEISURE (0.3%)
InterContinental Hotels Group PLC, Sponsored ADR	8,727	252,298

HOUSEHOLD DURABLES (0.5%)
Koninklijke Royal Philips Electronics NV, NY Shares	15,519	493,349

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.3%)
Companhia Paranaense de Energia-Copel, Sponsored ADR	2,900	36,134
Empresa Nacional de Electricidad SA, Sponsored ADR	7,520	298,694
		334,828

INDUSTRIAL CONGLOMERATES (1.4%)
Siemens AG, Sponsored ADR	12,320	1,360,867

INSURANCE (2.8%)
Aegon NV, NY Shares	25,414	196,450
Aviva PLC, Sponsored ADR	22,500	256,050
China Life Insurance Co. Ltd., Sponsored ADR	19,290	695,019
Manulife Financial Corp.	30,660	539,923
Prudential PLC, Sponsored ADR	20,580	732,236
Sun Life Financial, Inc.	11,330	367,658
		2,787,336

MACHINERY (0.3%)
Kubota Corp., Sponsored ADR	3,460	252,269

MARINE (0.2%)
Carnival PLC, Sponsored ADR	5,060	195,114

MEDIA (2.7%)
Grupo Televisa SA, Sponsored ADR	16,900	457,990
Pearson PLC, Sponsored ADR	22,160	454,723
Reed Elsevier PLC, Sponsored ADR	9,157	474,516
Shaw Communications, Inc., Class B	13,370	332,111
Thomson Reuters Corp.	13,678	465,462
WPP PLC, Sponsored ADR	5,700	513,513
		2,698,315

METALS & MINING (7.1%)
Agnico-Eagle Mines Ltd.	2,050	58,240
AngloGold Ashanti Ltd., Sponsored ADR	7,130	93,902
ArcelorMittal, NY Shares	9,170	118,935
Barrick Gold Corp.	11,970	203,131
BHP Billiton Ltd., Sponsored ADR	22,560	1,415,189
BHP Billiton PLC, Sponsored ADR	15,310	874,813
Cameco Corp.	6,830	138,786
Cia Vale Do Rio, Sponsored Preferred ADR	72,140	888,043
Companhia Siderurgica Nacional SA, Sponsored ADR	7,390	21,431
Compania de Minas Buenaventura SA, Sponsored ADR	2,230	31,889
Eldorado Gold Corp.	8,940	70,626
Gerdau SA, Sponsored ADR	25,200	159,768
Goldcorp, Inc.	10,467	295,483
IAMGOLD Corp.	3,900	20,202
Kinross Gold Corp.	15,430	80,699
POSCO, Sponsored ADR	13,190	945,459
Randgold Resources Ltd., Sponsored ADR	1,080	80,212
Rio Tinto PLC, Sponsored ADR	16,692	750,973
Silver Wheaton Corp.	3,850	88,435
Southern Copper Corp.	4,203	109,572
Teck Resources Ltd.	4,293	100,585
Vale SA, Sponsored Preferred ADR	33,980	466,206
Yamana Gold, Inc.	9,050	95,025
		7,107,604

MULTI-UTILITIES (1.1%)
National Grid PLC, Sponsored ADR	14,010	834,856
TransAlta Corp.	9,370	129,212
Veolia Environnement, Sponsored ADR	6,824	91,374
		1,055,442

OIL, GAS & CONSUMABLE FUELS (18.0%)
BP PLC, Sponsored ADR	47,550	1,970,472
Canadian Natural Resources Ltd.	15,850	491,667
Cenovus Energy, Inc.	12,980	384,208
China Petroleum & Chemical Corp., ADR	9,356	695,057
CNOOC Ltd., Sponsored ADR	6,242	1,122,561
Ecopetrol SA, Sponsored ADR	10,410	474,592
Enbridge, Inc.	15,290	679,640
EnCana Corp.	10,830	189,742
Enerplus Corp.	2,360	38,350
ENI S.p.A., Sponsored ADR	20,460	903,309
Imperial Oil Ltd.	6,490	278,681
Penn West Petroleum Ltd.	4,700	55,460
PetroChina Co. Ltd., Sponsored ADR	8,425	982,187
Petroleo Brasileiro SA, Class A, Sponsored ADR	29,410	401,152
Petroleo Brasileiro SA, Sponsored ADR	88,230	1,265,218
Royal Dutch Shell PLC, Sponsored ADR	28,309	1,934,920
Royal Dutch Shell PLC, Class B, Sponsored ADR	18,290	1,296,212
Sasol Ltd., Sponsored ADR	14,220	655,684
Statoil ASA, Sponsored ADR	18,937	408,850
Suncor Energy, Inc.	22,198	702,123
Talisman Energy, Inc.	14,060	159,019
Total SA, Sponsored ADR	34,460	1,828,103
TransCanada Corp.	13,750	628,650
Ultrapar Participacoes SA, Sponsored ADR	13,660	321,283
		17,867,140

PHARMACEUTICALS (0.7%)
Elan Corp. PLC, Sponsored ADR	13,090	201,586
Valeant Pharmaceuticals International, Inc.(a)	5,430	508,248
		709,834

REAL ESTATE MANAGEMENT AND DEVELOPMENT (0.5%)
Brookfield Asset Management, Inc., Class A	13,632	503,975

ROAD & RAIL (1.2%)
Canadian National Railway Co.	8,600	858,796
Canadian Pacific Railway Ltd.	3,040	373,555
		1,232,351

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.6%)
ADVANTEST Corp., Sponsored ADR	2,445	31,809
ARM Holdings PLC, Sponsored ADR	7,260	291,489
ASML Holding NV, NY Shares	7,057	634,424
STMicroelectronics NV, NY Shares	9,330	79,585
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	144,208	2,448,652

See notes to Schedule of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2013 (Unaudited)

STEWARD INTERNATIONAL ENHANCED INDEX FUND

	Shares	Value
United Microelectronics Corp., Sponsored ADR	41,950	$92,290
		3,578,249

SOFTWARE (1.7%)
Infosys Technologies Ltd., Sponsored ADR	13,150	653,292
SAP AG, Sponsored ADR	14,830	1,080,959
		1,734,251

TEXTILES APPAREL & LUXURY GOODS (0.4%)
Gildan Activewear, Inc.	3,570	159,400
Luxottica Group S.p.A., Sponsored ADR	3,920	205,800
		365,200

WIRELESS TELECOMMUNICATION SERVICES (8.5%)
America Movil SA, Sponsored ADR	76,230	1,599,306
China Mobile Ltd., Sponsored ADR	42,360	2,241,691
China Telecom Corp. Ltd., Sponsored ADR	3,900	193,401
Chunghwa Telecom Co. Ltd., Sponsored ADR	24,575	788,120
Mobile TeleSystems, Sponsored ADR	14,125	275,296
NTT DoCoMo, Inc., Sponsored ADR	25,990	396,867
Philippine Long Distance Telephone Co., Sponsored ADR	3,380	238,223
Rogers Communications, Inc., Class B	7,920	316,325
SK Telecom Co. Ltd.	11,260	243,103
Vodafone Group PLC, Sponsored ADR	71,613	2,144,809
		8,437,141
TOTAL COMMON STOCKS		97,625,019

MONEY MARKET FUND (1.6%)
Federated Government Obligations Fund, 0.01%(b)	1,595,265	1,595,265

TOTAL MONEY MARKET FUND		1,595,265
TOTAL INVESTMENTS (COST $103,791,687) 99.8%		99,220,284
OTHER ASSETS IN EXCESS OF LIABILITIES 0.2%		200,112

NET ASSETS 100.0%		$99,420,396

(a)	Represents non-income producing security.
(b)	Variable rate security. Rate shown represents the rate as of July 31, 2013.

ADR—American Depositary Receipt
PLC—Public Limited Company

See notes to Schedule of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF INVESTMENTS - July 31, 2013 (Unaudited)

STEWARD SELECT BOND FUND

	Principal Amount	Value
CORPORATE BONDS (54.0%)
BEVERAGES (2.5%)
PepsiCo, Inc., 3.00%, 8/25/21	$3,435,000	$3,392,938

CAPITAL MARKETS (3.2%)
Bear Stearns Cos. LLC, 6.40%, 10/2/17	1,500,000	1,736,613
Goldman Sachs Group, Inc., 3.63%, 2/7/16	1,500,000	1,573,719
UBS AG Stamford Connecticut, 5.88%, 7/15/16	1,000,000	1,107,662
		4,417,994

CHEMICALS (2.5%)
Cabot Corp., 5.00%, 10/1/16	1,000,000	1,100,444
E.I. du Pont de Nemour & Co., 3.63%, 1/15/21	1,000,000	1,028,389
Eastman Chemical Co., 5.50%, 11/15/19	1,200,000	1,345,547
		3,474,380

COMMERCIAL BANKS (6.0%)
Bank of New York Mellon, 4.30%, 5/15/14	1,000,000	1,030,782
BB&T Corp., 3.95%, 4/29/16	1,500,000	1,609,078
HSBC Bank USA NA, 4.88%, 8/24/20	2,000,000	2,150,674
Manufacturers & Traders Trust Co., 5.63%, 12/1/21, (Callable 12/1/16 @ 100)(a)	1,150,000	1,183,876
National City Corp., 4.90%, 1/15/15	1,000,000	1,057,138
Wachovia Corp., 5.75%, 6/15/17	1,000,000	1,145,415
		8,176,963

COMPUTERS & PERIPHERALS (0.4%)
Cisco Systems, Inc., 4.45%, 1/15/20	500,000	553,511

CONSUMER FINANCE (2.9%)
Caterpillar Financial Services Corp., 2.85%, 6/1/22	1,000,000	961,811
John Deere Capital Corp., 2.25%, 4/17/19	2,000,000	2,018,026
John Deere Capital Corp., 2.75%, 3/15/22	1,000,000	958,806
		3,938,643

CONSUMER STAPLES (0.8%)
Avon Products, Inc., 5.75%, 3/1/18	1,000,000	1,081,488

DIVERSIFIED CONSUMER SERVICES (0.3%)
Rensselaer Polytechnic Institute, 5.60%, 9/1/20	400,000	441,103

DIVERSIFIED FINANCIAL SERVICES (2.6%)
Charles Schwab Corp., 4.45%, 7/22/20	1,250,000	1,363,693
Citigroup, Inc., 4.88%, 5/7/15	500,000	528,591
Morgan Stanley, 5.75%, 1/25/21	1,500,000	1,668,774
		3,561,058

ELECTRIC UTILITIES (2.9%)
Duke Energy Ohio, Inc., 5.45%, 4/1/19	1,154,000	1,326,472
Entergy Gulf States Louisiana, LLC, 3.95%, 10/1/20	1,500,000	1,547,789
Southwestern Electric Power Co., 5.88%, 3/1/18	1,000,000	1,140,708
		4,014,969

ELECTRONIC EQUIPMENT & INSTRUMENTS (1.5%)
Kansas City Power & Light Co., 7.15%, 4/1/19	775,000	957,416
Philips Electronics NV, 5.75%, 3/11/18	1,000,000	1,166,814
		2,124,230

FINANCIAL SERVICES (0.6%)
BlackRock, Inc., 6.25%, 9/15/17	733,000	862,918

FOOD PRODUCTS (3.6%)
Campbell Soup Co., 4.50%, 2/15/19	1,500,000	1,634,457
Kellogg Co., 4.45%, 5/30/16	1,500,000	1,636,233
The Hershey Co., 4.13%, 12/1/20	1,500,000	1,626,231
		4,896,921

See notes to Schedule of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF INVESTMENTS - July 31, 2013 (Unaudited)

STEWARD SELECT BOND FUND

	Principal Amount	Value
HOTELS, RESTAURANTS & LEISURE (0.7%)
McDonald's Corp., 2.63%, 1/15/22	$1,000,000	$963,976

HOUSEHOLD DURABLES (0.7%)
Newell Rubbermaid, Inc., 4.00%, 6/15/22, (Callable 3/15/22 @ 100)	1,000,000	1,007,740

HOUSEHOLD PRODUCTS (1.8%)
Kimberly-Clark Corp., 2.40%, 3/1/22	2,585,000	2,432,247

INDUSTRIAL CONGLOMERATES (0.6%)
Tyco Electronics Group SA, 4.88%, 1/15/21	750,000	797,172

INSURANCE (3.4%)
Allstate Corp., 5.00%, 8/15/14	500,000	522,037
GE Global Insurance Holding Corp., 6.45%, 3/1/19	1,000,000	1,167,347
Jefferson Pilot Corp., 4.75%, 1/30/14	900,000	917,050
Prudential Financial, Inc., 5.87%, 9/15/42 (a)	2,000,000	2,020,000
		4,626,434

METALS & MINING (1.4%)
Alcoa, Inc., 5.87%, 2/23/22	2,000,000	1,980,980

MORTGAGE BACKED SECURITIES - FINANCIAL SERVICES (0.7%)
Opteum Mortgage Acceptance Corp., Class 2AD2, 5.85%, 12/25/35 (a)	1,000,000	917,646

MORTGAGE BACKED SECURITIES - RELIGIOUS ORGANIZATIONS (0.6%)(b)(c)
Abyssinia Missionary Baptist Church Ministries, Inc., 7.30%, 9/15/14, (Callable 12/15/13 @ 100)(d)(e)	73,000	50,630
Abyssinia Missionary Baptist Church Ministries, Inc., 7.40%, 3/15/15, (Callable 12/15/13 @ 100)(d)(e)	106,000	73,518
Abyssinia Missionary Baptist Church Ministries, Inc., 7.50%, 3/15/16, (Callable 12/15/13 @ 100)(d)(e)	90,000	62,421
Abyssinia Missionary Baptist Church Ministries, Inc., 7.50%, 9/15/16, (Callable 12/15/13 @ 100)(d)(e)	63,000	43,646
Abyssinia Missionary Baptist Church Ministries, Inc., 7.50%, 9/15/15, (Callable 12/15/13 @ 100)(d)(e)	63,000	43,695
Bethel Baptist Institutional Church, Inc., 7.60%, 1/21/15, (Callable 10/21/13 @ 100)(d)(e)	152,000	76,560
Bethel Baptist Institutional Church, Inc., 7.70%, 7/21/15, (Callable 10/21/13 @ 100)(d)(e)	101,000	50,872
Bethel Baptist Institutional Church, Inc., 7.80%, 7/21/16, (Callable 10/21/13 @ 100)(d)(e)	203,000	102,249
Bethel Baptist Institutional Church, Inc., 7.80%, 1/21/17, (Callable 10/21/13 @ 100)(d)(e)	212,000	106,782
Bethel Baptist Institutional Church, Inc., 7.80%, 7/21/17, (Callable 10/21/13 @ 100)(d)(e)	46,000	23,170
Bethel Baptist Institutional Church, Inc., 7.80%, 7/21/20, (Callable 10/21/13 @ 100)(d)(e)	86,000	43,317
Metropolitan Baptist Church, 7.90%, 7/12/13 (d)(e)	29,000	7,816
Metropolitan Baptist Church, 8.00%, 1/12/14, (Callable 10/12/13 @ 100)(d)(e)	71,000	19,165
Metropolitan Baptist Church, 8.10%, 7/12/14, (Callable 1/12/14 @ 100)(d)(e)	74,000	20,129
Metropolitan Baptist Church, 8.40%, 1/12/17, (Callable 1/12/14 @ 100)(d)(e)	90,000	24,498
Metropolitan Baptist Church, 8.40%, 7/12/18, (Callable 1/12/14 @ 100)(d)(e)	23,000	6,241
Metropolitan Baptist Church, 8.40%, 7/12/20, (Callable 1/12/14 @ 100)(d)(e)	121,000	32,782
Metropolitan Baptist Church, 8.40%, 7/12/16, (Callable 1/12/14 @ 100)(d)(e)	87,000	23,681
New Life Anointed Ministries International, Inc., 7.40%, 12/21/17 (d)(e)	44,000	442
New Life Anointed Ministries International, Inc., 7.80%, 6/21/18, (Callable 9/21/13 @ 100)(d)(e)	147,000	1,482
New Life Anointed Ministries International, Inc., 7.80%, 12/21/17, (Callable 9/21/13 @ 100)(d)(e)	111,000	1,118
New Life Anointed Ministries International, Inc., 7.80%, 12/21/18, (Callable 9/21/13 @ 100)(d)(e)	152,000	1,535
New Life Anointed Ministries International, Inc., 7.80%, 6/21/19, (Callable 9/21/13 @ 100)(d)(e)	158,000	1,589
New Life Anointed Ministries International, Inc., 7.80%, 12/21/19, (Callable 9/21/13 @ 100)(d)(e)	165,000	1,659
		818,997

MULTILINE RETAIL (1.8%)
Target Corp., 2.90%, 1/15/22	2,500,000	2,455,170

OIL & GAS - INTEGRATED (1.8%)
ConocoPhillips, 4.60%, 1/15/15	500,000	529,027
Nabors Industries, Inc., 6.15%, 2/15/18	1,250,000	1,400,285
Phillips Petroleum Co., 6.65%, 7/15/18	500,000	598,220
		2,527,532

OIL, GAS & CONSUMABLE FUELS (2.5%)
Apache Corp., 3.25%, 4/15/22, (Callable 1/15/22 @ 100)	1,000,000	996,719
Gulf South Pipeline Co., 4.00%, 6/15/22, (Callable 3/15/22 @ 100)	1,500,000	1,484,133

See notes to Schedule of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF INVESTMENTS - July 31, 2013 (Unaudited)

STEWARD SELECT BOND FUND

	Principal Amount	Value
Occidental Petroleum Corp., 3.13%, 2/15/22, (Callable 11/15/21 @ 100)	$1,000,000	$977,368
		3,458,220

PHARMACEUTICALS (1.5%)
Teva Pharmaceutial Finance, 3.65%, 11/10/21	2,000,000	2,010,814

ROAD & RAIL (2.0%)
Ryder System, Inc., 2.50%, 3/1/17, (Callable 2/1/17 @ 100)	750,000	756,479
Union Pacific Corp., 2.95%, 1/15/23, (Callable 10/15/22 @ 100)	2,000,000	1,921,006
		2,677,485

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.3%)
Applied Materials, Inc., 2.65%, 6/15/16	1,000,000	1,036,768
Applied Materials, Inc., 7.13%, 10/15/17	500,000	592,366
Texas Instruments, Inc., 2.38%, 5/16/16	1,500,000	1,560,798
		3,189,932

SPECIALTY RETAIL (0.8%)
Lowe's Cos., Inc., 3.80%, 11/15/21, (Callable 8/15/21 @ 100)	1,000,000	1,039,062

UTILITIES-TELECOMMUNICATIONS (1.6%)
AT&T, Inc., 5.63%, 6/15/16	1,500,000	1,682,248
Verizon New England, Inc., 4.75%, 10/1/13	500,000	503,259
		2,185,507
TOTAL CORPORATE BONDS		74,026,030

U.S. GOVERNMENT AGENCIES (6.1%)
Federal Farm Credit Bank
2.63%, 4/17/14	2,000,000	2,035,376

Federal Home Loan Bank
1.25%, 6/8/18	2,000,000	1,974,124
3.50%, 7/29/21	2,000,000	2,104,304
4.75%, 6/8/18	2,000,000	2,298,286
		6,376,714
TOTAL U.S. GOVERNMENT AGENCIES		8,412,090

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS (18.3%)
Federal Home Loan Mortgage Corp.
2.79%(a), 10/1/37	154,054	163,599
4.00%, 12/15/25	2,500,000	2,584,962
5.00%, 7/15/19	263,675	279,914
5.00%, 11/1/37	155,467	165,328
5.69%(a), 5/1/36	207,766	219,504
6.00%, 8/1/36	16,171	17,716
6.00%, 3/1/38	203,705	222,199
		3,653,222
Federal National Mortgage Assoc.
0.38%, 7/5/16	2,000,000	1,979,122
0.61%(a), 11/25/36	366,009	368,349
1.63%, 10/26/15	2,000,000	2,050,630
2.20%(a), 7/1/35	2,353,364	2,492,178
2.38%, 4/11/16	2,000,000	2,091,066
2.57%(a), 5/1/36	320,451	335,280
5.00%, 1/1/35	57,443	61,850
5.24%, 8/7/18	2,020,000	2,020,467
5.50%, 8/1/36	103,877	113,423
5.50%, 9/1/36	59,104	63,888
5.73%(a), 10/1/36	156,934	169,076
5.76%(a), 7/1/36	535,041	581,604
6.00%, 6/1/36	699,181	759,456
6.00%, 9/1/36	240,816	265,637
6.00%, 5/1/37	131,466	144,752
		13,496,778

See notes to Schedule of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF INVESTMENTS - July 31, 2013 (Unaudited)

STEWARD SELECT BOND FUND

	Principal Amount	Value
Government National Mortgage Assoc.
4.25%, 10/20/38	$1,141,400	$1,198,942
4.50%, 8/20/38	552,038	573,051
4.50%, 5/20/39	1,686,574	1,762,796
4.50%, 6/15/40	1,076,277	1,149,900
4.50%, 1/20/41	1,992,769	2,074,639
5.00%, 5/20/40	565,333	596,708
5.50%, 12/20/38	97,927	102,826
5.50%(a), 1/20/39	152,818	162,837
6.00%, 6/15/37	146,302	161,076
6.00%, 10/15/37	167,594	184,536
6.50%, 10/20/38	123,453	128,670
		8,095,981
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS		25,245,981

U.S. TREASURY OBLIGATIONS (17.1%)
U.S. Treasury Notes
1.63%, 11/15/22	4,000,000	3,702,500
2.00%, 4/30/16	3,000,000	3,120,000
2.00%, 11/15/21	5,000,000	4,880,080
2.00%, 2/15/22	7,000,000	6,798,204
2.13%, 5/31/15	1,500,000	1,550,097
3.13%, 5/15/19	3,000,000	3,249,141
TOTAL U.S. TREASURY OBLIGATIONS		23,300,022

MONEY MARKET FUND (3.7%)
Federated Government Obligations Fund, 0.01%(a)	5,059,478	5,059,478
TOTAL MONEY MARKET FUND		5,059,478
TOTAL INVESTMENTS (COST $136,577,274) 99.2%		136,043,601
OTHER ASSETS IN EXCESS OF LIABILITIES 0.8%		1,061,705

NET ASSETS 100.0%		$137,105,306

(a)	Variable rate security. Rate shown represents the rate as of July 31, 2013.
(b)	The Issuer has the right to redeem the Bonds, on any quarterly anniversary of the issue date, in whole or in part, without premium or penalty. The Issuer does not have the right to extend the terms of the offering. The Bonds are generally considered to be illiquid due to the limited, if any, secondary market for these bonds.
(c)	Security was valued in good faith under procedures established by the Board of Directors.
(d)	In default. Security is considered non-income producing, as no interest was paid on the last interest payment date, prior to July 31, 2013.
(e)	The trustee of the issuer has initiated foreclosure proceedings against the bond issuer and/or the bond issuer is in bankruptcy or forebearance.

LLC—Limited Liability Company

See notes to Schedule of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF INVESTMENTS - July 31, 2013 (Unaudited)

STEWARD GLOBAL EQUITY INCOME FUND

	Shares	Value
COMMON STOCKS (98.9%)
AEROSPACE & DEFENSE (2.6%)
Lockheed Martin Corp.	13,440	$1,614,413
Raytheon Co.	29,920	2,149,453
		3,763,866

CHEMICALS (1.6%)
Sensient Technologies Corp.	51,690	2,274,877

COMMERCIAL BANKS (11.0%)
Bank of Montreal	56,540	3,512,265
Bank of Nova Scotia	56,360	3,178,704
Cullen/Frost Bankers, Inc.	24,170	1,741,207
HSBC Holdings PLC, Sponsored ADR	34,650	1,966,387
Tompkins Financial Corp.	41,090	1,854,392
Westpac Banking Corp., Sponsored ADR	23,570	3,279,058
		15,532,013

DISTRIBUTORS (4.5%)
CANON, Inc., Sponsored ADR	53,480	1,649,323
Genuine Parts Co.	58,000	4,755,420
		6,404,743

DIVERSIFIED TELECOMMUNICATION SERVICES (1.9%)
BCE, Inc.	63,830	2,635,541

ELECTRIC UTILITIES (1.7%)
PPL Corp.	77,230	2,453,597

ELECTRICAL EQUIPMENT (5.3%)
ABB Ltd., Sponsored ADR	141,070	3,109,183
Hubbell, Inc., Class B	40,810	4,380,953
		7,490,136

ELECTRONIC EQUIPMENT & INSTRUMENTS (1.1%)
Corning, Inc.	104,050	1,580,520

ENERGY EQUIPMENT & SERVICES (1.9%)
Ensco PLC, Class A	45,920	2,633,053

FOOD & STAPLES RETAILING (1.7%)
SYSCO Corp.	68,410	2,360,829

FOOD PRODUCTS (5.7%)
B&G Foods, Inc.	34,320	1,195,709
Campbell Soup Co.	43,570	2,039,076
ConAgra Foods, Inc.	49,810	1,803,620
Unilever PLC, Sponsored ADR	74,870	3,041,968
		8,080,373

HEALTH CARE EQUIPMENT & SUPPLIES (6.4%)
Baxter International, Inc.	22,340	1,631,714
Medtronic, Inc.	59,830	3,305,009
Meridian Bioscience, Inc.	100,100	2,475,473
Smith & Nephew PLC, Sponsored ADR	28,500	1,694,325
		9,106,521

HOTELS, RESTAURANTS & LEISURE (2.6%)
McDonald's Corp.	37,040	3,632,883

HOUSEHOLD PRODUCTS (1.3%)
Kimberly-Clark Corp.	18,180	1,796,184

INDUSTRIAL CONGLOMERATES (2.0%)
Siemens AG, Sponsored ADR	25,840	2,854,286

IT SERVICES (5.6%)
Accenture PLC, Class A	40,790	3,010,710
Automatic Data Processing, Inc.	43,650	3,146,728
Broadridge Financial Solutions, Inc.	60,120	1,739,873
		7,897,311

LEISURE EQUIPMENT & PRODUCTS (3.2%)
Mattel, Inc.	107,140	4,503,094

LIFE SCIENCES TOOLS AND SERVICES (1.6%)
Techne Corp.	30,630	2,258,656

MEDIA (5.4%)
Gannett Co., Inc.	98,940	2,548,694
Reed Elsevier PLC, Sponsored ADR	52,190	2,704,486
Shaw Communications, Inc., Class B	99,180	2,463,631
		7,716,811

METALS & MINING (1.5%)
BHP Billiton Ltd., Sponsored ADR	15,030	942,832
IAMGOLD Corp.	226,080	1,171,094
		2,113,926

MULTI-UTILITIES (3.4%)
National Grid PLC, Sponsored ADR	45,590	2,716,708
SCANA Corp.	16,910	877,798
TECO Energy, Inc.	71,190	1,257,928
		4,852,434

OIL, GAS & CONSUMABLE FUELS (10.2%)
Chevron Corp.	21,930	2,760,768
China Petroleum & Chemical Corp., ADR	39,215	2,913,282
ConocoPhillips	44,270	2,871,352
Ecopetrol SA, Sponsored ADR	30,090	1,371,803
PetroChina Co. Ltd., Sponsored ADR	17,200	2,005,176
TransCanada Corp.	53,920	2,465,223
		14,387,604

REAL ESTATE INVESTMENT TRUST (5.3%)
LTC Properties, Inc.	49,140	1,900,244
Public Storage, Inc.	17,320	2,757,690
Senior Housing Properties Trust	55,290	1,390,544
Urstadt Biddle Properties, Inc., Class A	71,710	1,514,515
		7,562,993

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (5.7%)
Analog Devices, Inc.	42,720	2,108,659
Intel Corp.	106,650	2,484,945
KLA-Tencor Corp.	36,340	2,130,614
Linear Technology Corp.	33,950	1,377,012
		8,101,230

SOFTWARE (3.4%)
CA, Inc.	74,850	2,226,039
Microsoft Corp.	83,650	2,662,580
		4,888,619

THRIFTS & MORTGAGE FINANCE (2.3%)
Northwest Bancshares, Inc.	77,420	1,069,944
People's United Financial, Inc.	145,950	2,189,250
		3,259,194
TOTAL COMMON STOCKS		140,141,294

MONEY MARKET FUND (0.9%)
Federated Government Obligations Fund, 0.01%(a)	1,283,970	1,283,970

TOTAL MONEY MARKET FUND		1,283,970
TOTAL INVESTMENTS (COST $116,537,872) 99.8%		141,425,264
OTHER ASSETS IN EXCESS OF LIABILITIES 0.2%		218,067

NET ASSETS 100.0%		$141,643,331

(a)	Variable rate security. Rate shown represents the rate as of July 31, 2013.

ADR—American Depositary Receipt
PLC—Public Limited Company

See notes to financial statements

At July 31, 2013, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

				Net Unrealized
	Tax Cost of	Unrealized	Unrealized	Appreciation/
Fund Name	Securities	Appreciation	Depreciation	(Depreciation)
Steward Large Cap Enhanced Index Fund	$139,756,180	$54,413,260	$(3,793,696)	$50,619,564
Steward International Enhanced Index Fund	105,908,672	10,973,688	(17,662,076)	(6,688,388)
Steward Select Bond Fund	136,681,414	3,740,273	(4,378,086)	(637,813)
Steward Global Equity Income Fund	116,716,691	27,559,731	(2,851,158)	24,708,573

Notes to Schedules of Portfolio Investments

Steward Funds, Inc.

July 31, 2013

(Unaudited)

1) Portfolio Valuation:

Steward Funds, Inc. (individually a “Fund” and, collectively, the “Funds”) consists of four Funds – Steward Large Cap Enhanced Index Fund, Steward International Enhanced Index Fund, Steward Select Bond Fund and Steward Global Equity Income Fund. Fund investments are recorded at fair value. In determining fair value, the Funds use various valuation approaches. Portfolio securities listed on a domestic or foreign exchange are valued at the last sale price on the day of valuation or, if there was no sale that day, at the mean between the last reported bid and asked prices as of the close of trading. Equity securities traded on NASDAQ use the official closing price, if available, and otherwise, use the last reported sale price, or the mean between the last reported bid and asked prices if there was no sale on that day. Equity securities that are traded in the over-the-counter market only, but that are not included on NASDAQ, are valued at the last sale price on the day of valuation. Debt securities, including corporate bonds and U.S. government agency, mortgage-backed, and treasury obligations, with a remaining maturity of sixty days or more are valued using market prices, if available, or a pricing service when such prices are believed to reflect fair value. Debt securities with a remaining maturity of less than sixty days are valued at amortized cost, which approximates fair value. Money market funds are valued at net asset value per share. All other securities and securities with no readily determinable market values are valued at their fair value in accordance with policies and procedures adopted by the Board of Directors.

The Steward Select Bond Fund’s investment in mortgage bonds of religious organizations (“church bonds”) are generally considered to be illiquid due to the limited, if any, secondary market for these bonds. In the absence of such secondary market, the Steward Select Bond Fund values investments in church bonds on the basis of readily available market quotations, if available. Lacking such quotations, the Fund values such bonds using a pricing service when such prices are believed to reflect fair value. Bonds with no readily available market quotations or pricing service valuations are fair valued using policies approved by and under the general oversight of the Board of Directors. In determining fair value, all relevant qualitative and quantitative factors available are considered. These factors are subject to change over time and are reviewed periodically. Capstone Asset Management Company’s (“CAMCO” or the “Adviser”) fair valuation process is reviewed and refined by the Adviser’s Internal Valuation Committee no less than monthly and is subject to quarterly review and approval from the Fund’s Board of Directors.

Fair value may be determined using a matrix formula (Market Approach) that derives a price based on relevant factors, including principal amount, interest rate, term, credit quality and spreads determined under a church bond benchmark yield curve. The Adviser constructs and maintains a church bond benchmark yield curve based on new issue church bonds meeting the Fund’s investment requirements. The Adviser obtains credit research and analysis from various industry sources, including an underwriter of church mortgage bonds. The Market Approach is sensitive to changes in the yield of new church bond issues and the discount rate applied to the matrix. A reduced yield causes the price to decrease. An increased discount rate causes the price to decrease.

When the bond issue becomes delinquent on sinking fund payments or when significant principal or balloon payments are due within the next three years, it is the judgment of the Adviser that the credit quality of the issuer may be impacted. Pursuant to fair value procedures adopted by the Fund’s Board of Directors, the Adviser will determine an adjustment to the matrix price. The relevant inputs that the Adviser may consider in establishing the fair value include, but would not be limited to:

- the general conditions in the church bond market and the overall financial market

- the transaction price of any recent sales or purchases of the security

- the transaction price, maturity and yield-to-maturity of any other fixed income security of the issuer

- the estimated value of the underlying collateral

- the issuer’s payment history, including the consideration of default on interest payments and/or delinquency of sinking fund payments; as well as conditions for accrual of interest and consideration of the collectability of accrued interest

In addition, the fair value procedures have specific provisions for treatment of defaulted bonds. When it becomes more than a remote possibility that foreclosure proceedings are probable, the Adviser will take an Income Approach to the valuation of the securities. The relevant inputs that the Adviser may consider in using the Income Approach to determine a fair value include, but would not be limited to:

- any current independent appraisal values

- any current listing price

- index adjusted appraisal values based on published real estate sources

- estimated costs associated with the disposition of the property

- risk adjusted discount rate

- estimated time to sell in years

- probability of foreclosure

The Income Approach is sensitive to changes in appraisal value, costs associated with the disposition of property, discount rates, estimated time to sell and the probability of foreclosure. An increase in an appraisal value causes the fair value to increase, conversely a decrease in an appraisal value causes fair value to decrease. Such movements in the appraisal value would be deemed to have the most significant impact on fair value under the Income Approach. An increase in costs associated with disposition of property, discount rates, estimated time to sell and the probability of foreclosure cause the fair value to decrease. A decrease to the aforementioned types of changes cause the fair value to increase.

Because of the inherent uncertainty of valuations determined by utilizing the above procedures, the estimated fair values may differ significantly from the values that another party might estimate or that would have been used had a ready market for the investments existed. The differences could be material. The estimated fair values may also be influenced by various market trends and can fluctuate significantly. As a result, it is reasonably possible that management's estimate of fair value may have significant changes in the near term.

Accounting principles generally accepted in the United States of America ("GAAP")  establish a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 – quoted prices in active markets for identical securities.

Level 2 – other significant observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risks).

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

Pursuant to these valuation policies, equity securities are generally categorized as Level 1 securities in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2). Debt securities are generally categorized as Level 2 securities in the fair value hierarchy, except that U.S. Treasury debt securities may be categorized as Level 1, and church bonds are generally categorized as Level 3. Money market funds are generally categorized as Level 1 securities in the fair value hierarchy.

The following table presents information about the Funds’ assets measured at fair value as of July 31, 2013:

	Investments in Securities
Fund Name	LEVEL 1 - Quoted Prices	LEVEL 2 - Other Significant Observable Inputs	LEVEL 3 - Significant Unobservable Inputs	Total
Steward Large Cap Enhanced Index Fund
Security Type
Common Stocks*	$189,229,543	$–	$–	$189,229,543
Money Market Fund	1,146,201	–	–	1,146,201

Total	190,375,744	–	–	190,375,744

Steward International Enhanced Index Fund
Security Type
Common Stocks*	97,625,019	–	–	97,625,019
Money Market Fund	1,595,265	–	–	1,595,265

Total	99,220,284	–	–	99,220,284

Steward Select Bond Fund
Security Type
Corporate Bonds*	–	73,207,033	818,997	74,026,030
U.S. Government Agencies	–	8,412,090	–	8,412,090
U.S. Government Agency Mortgage-Backed Obligations	–	25,245,981	–	25,245,981
U.S. Treasury Obligations	23,300,022	–	–	23,300,022
Money Market Fund	5,059,478	–	–	5,059,478

Total	28,359,500	106,865,104	818,997	136,043,601

Steward Global Equity Income Fund
Security Type
Common Stocks*	140,141,294	–	–	140,141,294
Money Market Fund	1,283,970	–	–	1,283,970

Total	141,425,264	–	–	141,425,264

* Please refer to the Schedule of Portfolio Investments to view common stocks and corporate bonds segregated by industry type.

The Funds recognize transfers between fair value hierarchy levels at the reporting period end. There were no transfers between levels as of July 31, 2013 from those used on April 30, 2013.

The following is a summary of quantitative information about significant unobservable valuation inputs approved by a committee in accordance with procedures adopted by the Board of Directors for Level 3 Fair Valuation Measurements for investments held at July 31, 2013.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Steward Select Bond Fund
Balance as of May 1, 2013	$818,672
Accrued Accretion/(Amortization)	-
Change in Unrealized Appreciation/(Depreciation)*	500,325
Realized Gain/(Loss)	-
Net (Maturities)	(500,000)
Transfers In/(Out) of Level 3	-
Balance as of July 31, 2013	$818,997

* Change in unrealized appreciation/depreciation represents the amount for all Level 3 assets held as of July 31, 2013.

For additional information regarding the Funds’ valuation of investments and other significant accounting policies, please refer to the most recent annual or semi-annual report.

2) Securities Transactions:

Portfolio security transactions are recorded on trade date.

3) New Accounting Pronouncement:

In January 2013, the Financial Accounting Standards Board issued Accounting Standards Update No. 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (“ASU 2013-01”) which amended ASC Subtopic 210-20, Balance Sheet Offsetting. ASU 2013-01 clarified the scope of ASU No. 2011-11 "Disclosures about Offsetting Assets and Liabilities" ("ASU 2011-11"). ASU 2011-11 requires an entity to disclose information about offsetting and related arrangements to enable users of that entity's financial statements to understand the effect of those arrangements on its financial position. ASU 2013-01 clarifies the scope of ASU 2011-11 as applying to derivatives accounted for in accordance with Topic 815, Derivatives and Hedging, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are offset either in accordance with other requirements of GAAP or subject to an enforceable master netting arrangement or similar agreement. Management has determined the guidance in ASU 2013-01 and ASU 2011-11, which is effective for interim and annual periods beginning on or after January 1, 2013, will not impact the Funds’ financial statements.

4) Subsequent Events:

Management has evaluated events subsequent to July 31, 2013 and has concluded no such events require adjustment or disclosure as of July 31, 2013.

Item 2.   Controls and Procedures.

(a)	The registrant's principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) were effective as of a date within 90 days of the filing date of this report (the "Evaluation Date") based on their evaluation of the registrant's disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17CFR 270.30a-3(d))) that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.   Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	STEWARD FUNDS, INC.

By (Signature and Title)	/s/ Edward L. Jaroski
Edward L. Jaroski, President

Date:	September 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Edward L. Jaroski
Edward L. Jaroski, President

Date:	September 24, 2013

By (Signature and Title)	/s/ Carla Homer
Carla Homer, Treasurer

Date:	September 24, 2013